CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,369,200	$ 481,783	¥ 3,999,160
Term deposits	30,000	4,290	320,088
Short-term investments	840,938	120,253	538,816
Restricted cash	1,078	154	900
Trade receivables	357,998	51,193	420,636
Amounts due from related parties	25,570	3,656	41,588
Prepayments and other current assets	107,265	15,339	163,446
Total current assets	4,732,003	676,668	5,484,634
Non-current assets:
Property and equipment, net	5,349	765	8,490
Intangible assets, net	29,588	4,231	54,534
Goodwill			126,344
Long-term investments, net	158,480	22,662	51,176
Term deposits	210,000	30,030
Right-of-use assets	42,100	6,015	7,151
Other non-current assets	13,391	1,915	623
Total non-current assets	458,871	65,618	248,318
Total assets	5,190,874	742,286	5,732,952
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB448,836 and RMB356,907 as of December 31, 2024 and 2025, respectively):
Accounts payable and accrued liabilities	681,307	97,426	835,688
Salary and welfare payables	188,038	26,889	275,260
Taxes payable	16,285	2,329	22,081
Contract liabilities	186,034	26,603	235,539
Short-term lease liabilities	21,382	3,058	17,308
Short-term borrowings	35,000	5,005
Total current liabilities	1,268,414	181,382	1,524,656
Non-current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB8,637 and RMB7,553 as of December 31, 2024 and 2025, respectively):
Long-term lease liabilities	15,592	2,230	1,823
Deferred tax liabilities	27,174	3,885	6,830
Other non-current liabilities	4,650	665	3,957
Total non-current liabilities	47,416	6,780	12,610
Total liabilities	1,315,830	188,162	1,537,266
Commitments and contingencies (See Note 18)
Shareholders' equity:
Treasury stock	(275,059)	(39,333)	(112,057)
Additional paid-in capital	13,183,041	1,885,150	13,113,010
Statutory reserves	706	101	435
Accumulated other comprehensive income/(loss)	(33,736)	(4,824)	12,383
Accumulated deficit	(9,071,000)	(1,297,140)	(8,877,851)
Total Zhihu Inc.'s shareholders' equity	3,804,136	543,984	4,136,123
Noncontrolling interests	70,908	10,140	59,563
Total shareholders' equity	3,875,044	554,124	4,195,686
Total liabilities and shareholders' equity	5,190,874	742,286	5,732,952
Related Party
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB448,836 and RMB356,907 as of December 31, 2024 and 2025, respectively):
Other current liabilities	16,135	2,307	6,825
Nonrelated Party
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB448,836 and RMB356,907 as of December 31, 2024 and 2025, respectively):
Other current liabilities	124,233	17,765	131,955
Class A Ordinary shares
Shareholders' equity:
Ordinary shares	195	28	191
Class B Ordinary shares
Shareholders' equity:
Ordinary shares	¥ 12	$ 2	¥ 12